SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Shares issued in connection with acquisitions	818,000
Shares issued in connection with acquisitions value	$ 115,000
Vixen properties [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	462,535	1,290,045
Initial recognition amount	$ 1,000,000	$ 175,000
Birch Lake properties [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	500,000	250,000
Shares issued in connection with acquisitions value	$ 148,000	$ 33,750
Swain Post property [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		641,026
Shares issued in connection with acquisitions value		$ 75,000
Swain Lake project [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		978,130
Shares issued in connection with acquisitions value		$ 155,000
Springpole property [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	100,000
Shares issued in connection with acquisitions value	$ 136,000